CLOSED BLOCK - Summary of Company Closed Block (Parenthetical) (Detail) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Additional Financial Information [Line Items]
Amortized cost of fixed maturities	$ 3,681	$ 3,923		$ 3,884
Policyholder dividend obligation	$ 0	19	$ 47	52	$ 81
Scenario, Adjustment
Additional Financial Information [Line Items]
Policyholder dividend obligation		$ 19		$ 52